U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI  53202

July 2, 2012

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:	TRUST FOR PROFESSIONAL MANAGERS (the “TRUST”)
Securities Act Registration No: 333-62298
Investment Company Registration No: 811-10401
Schooner Global Absolute Return Fund (S000032795)

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits Post-Effective Amendment No. 323 to the Trust’s Registration Statement for the purpose of making material changes to principal investment strategies of the Schooner Global Absolute Return Fund (the “Fund”).  Pursuant to Rule 485(a)(1), the Trust anticipates that this filing will be effective on August 31, 2012.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement.  The purpose of that filing will be to address Staff comments, update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (414) 765-5384.

Very truly yours,

/s/ Rachel A. Spearo

Rachel A. Spearo, Esq.
For U.S. Bancorp Fund Services, LLC

Enclosures